INCOME TAXES - Reconciliation of Income Tax (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax at U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local taxes, net of U.S. federal benefit (as a percent)	1.70%	1.40%	1.80%
U.S. credits and exemptions (as a percent)	(1.60%)	(1.50%)	(1.90%)
Foreign earnings taxed at lower rates (as a percent)	(5.50%)	(6.50%)	(10.00%)
Adjustments to uncertain tax positions (as a percent)	(1.70%)	(2.30%)	2.50%
Changes in valuation allowance (as a percent)	3.80%	9.60%	3.60%
Tax on repatriation of foreign earnings (as a percent)	7.30%	6.80%	0.00%
Other (as a percent)	(2.70%)	(0.70%)	(0.30%)
Effective income tax rate	36.30%	41.80%	30.70%